                             ORBITEX GROUP OF FUNDS

                          SUPPLEMENT DATED MAY 1, 2000
                      TO PROSPECTUS DATED JANUARY 19, 2000


Effective for shares purchased on or after May 1, 2000, Class B Shares will automatically convert to Class A Shares eight years after you purchase them. This conversion relieves Class B shareholders who have held their shares for more than eight years of the higher asset-based distribution charge that applies to Class B Shares under the 12b-1 Plan described in the section entitled "Rule 12b-1 Plans in Detail." The references to this conversion feature and the "Contingent Deferred Sales Charge" table on pages 41, 44 and 49 of the Prospectus are modified accordingly.

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                                                CONTINGENT DEFERRED SALES
     YEARS AFTER PURCHASE                      CHARGE ON SHARES BEING SOLD
--------------------------------------------------------------------------------
           1st Year                                       5.00%
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           2nd Year                                       4.00%
--------------------------------------------------------------------------------
           3rd Year                                       3.00%
--------------------------------------------------------------------------------
           4th Year                                       3.00%
--------------------------------------------------------------------------------
           5th Year                                       2.00%
--------------------------------------------------------------------------------
           6th Year                                       1.00%
--------------------------------------------------------------------------------
           7th Year                                        None
--------------------------------------------------------------------------------
           8th Year                                        None
--------------------------------------------------------------------------------
        After 8th Year                                     None
--------------------------------------------------------------------------------